Net Operating Revenue - Schedule of Deferred Revenue Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Revenue Activity [Abstract]
Balance beginning	R$ 3,739	R$ 3,145
Increase in deferred revenue in the current year	9,370	24,095
Revenue recognized during the current year	(9,184)	(23,501)
Balance ending	R$ 3,925	R$ 3,739